UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard S. Coons
Title:    President
Phone:    (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA              August 1, 2005
--------------------             -------------------        -----------------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $63,072
                                       (thousands)


List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE
                                                    Viewpoint Investment Partners
                                                            June 30, 2005


COLUMN 1                           COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS      CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------                     --------      -----      --------  -------   --- ----   ----------   --------  ----  ------  ----
AMICAS Inc                         COM           001712108    136      30,000   SH         SOLE         NONE      SOLE
Activision Inc New                 COM NEW       004930202    193      11,700   SH         SOLE         NONE      SOLE
Airspan Networks Inc               COM           00950H102    203      36,500   SH         SOLE         NONE      SOLE
Allscripts Healthcare Solutions    COM           01988P108    332      20,000   SH         SOLE         NONE      SOLE
Amazon.com Inc                     COM           023135106   1095      33,100   SH         SOLE         NONE      SOLE
Amedisys Inc                       COM           023436108    213       5,800   SH         SOLE         NONE      SOLE
AMR Corp                           COM           001765106    702      58,000   SH         SOLE         NONE      SOLE
Amsouth Bancorporation             COM           032165102    242       9,300   SH         SOLE         NONE      SOLE
Apple Computer Inc                 COM           037833100   1384      37,600   SH         SOLE         NONE      SOLE
Applied Mat Inc.                   COM           038222105    455      28,100   SH         SOLE         NONE      SOLE
Associated Banc-Corp               COM           045487105    242       7,200   SH         SOLE         NONE      SOLE
AutoDesk Inc                       COM           052769106    687      20,000   SH         SOLE         NONE      SOLE
BioSphere Medica Inc               COM           09066V103    133      29,400   SH         SOLE         NONE      SOLE
Callaway Golf Co                   COM           131193104    667      43,200   SH         SOLE         NONE      SOLE
Caremark RX Inc                    COM           141705103    392       8,800   SH         SOLE         NONE      SOLE
Charles Riv Lab Intl Inc           COM           159864107    420       8,700   SH         SOLE         NONE      SOLE
City Nat Corp                      COM           178566105    244       3,400   SH         SOLE         NONE      SOLE
Colonial Bancgroup Inc             COM           195493309    249      11,300   SH         SOLE         NONE      SOLE
Commerce Bancshares Inc            COM           200525103    242       4,800   SH         SOLE         NONE      SOLE
Continental Airlines Inc           CLB           210795308    333      25,100   SH         SOLE         NONE      SOLE
Cypress Semiconductor Corp         COM           232806109   2094     166,300   SH         SOLE         NONE      SOLE
DRS Technologies Inc               COM           23330X100    323       6,300   SH         SOLE         NONE      SOLE
Digital Riv Inc                    COM           25388B104    794      25,000   SH         SOLE         NONE      SOLE
Disney Walt Co                     COM DISNEY    254687106   1823      72,400   SH         SOLE         NONE      SOLE
Electronics for Imaging Inc        COM           286082102   1018      48,400   SH         SOLE         NONE      SOLE
Extreme Networks Inc               COM           30226D106    311      76,300   SH         SOLE         NONE      SOLE
Fisher Scientific International    COM NEW       338032204    441       6,800   SH         SOLE         NONE      SOLE
Flanders Corp                      COM           338494107    562      62,400   SH         SOLE         NONE      SOLE
Fuel Cell Energy Inc               COM           35952H106    487      47,700   SH         SOLE         NONE      SOLE
General Elec Co                    COM           369604103   3319      95,800   SH         SOLE         NONE      SOLE
Google Inc.                        CLA           38259P508   1471       5,000   SH         SOLE         NONE      SOLE
Hilton Hotels Corp                 COM           432848109   1033      43,300   SH         SOLE         NONE      SOLE
Hot Topic Inc                      COM           441339108   1548      80,900   SH         SOLE         NONE      SOLE
Huntington Bancshares Inc.         COM           446150104    234       9,700   SH         SOLE         NONE      SOLE
Independence Cmnty Bank Corp       COM           453414104    233       6,300   SH         SOLE         NONE      SOLE
Intel Corp                         COM           458140100   1218      46,800   SH         SOLE         NONE      SOLE
International Business Machines    COM           459200101   1862      25,100   SH         SOLE         NONE      SOLE
Iomega Corp                        COM NEW       462030305    265     100,000   SH         SOLE         NONE      SOLE
Iron Mtn Inc                       COM           462846106    321      10,350   SH         SOLE         NONE      SOLE
Jarden Corp                        COM           471109108    485       9,000   SH         SOLE         NONE      SOLE
KLA - Tencor Corp                  COM           482480100    271       6,200   SH         SOLE         NONE      SOLE
Kinross Gold Corp                  COM NOPAR     496902404    305      50,000   SH         SOLE         NONE      SOLE
Kulicke and Soffa Ind Inc          COM           501242101   1340     169,400   SH         SOLE         NONE      SOLE
Limited Brands Inc                 COM           532716107   1688      78,800   SH         SOLE         NONE      SOLE
Lucent Technologies Inc            COM           549463107   1463     502,800   SH         SOLE         NONE      SOLE
Marshall Ilsely Corp               COM           571834100    249       5,600   SH         SOLE         NONE      SOLE
Maxim Integrated Pro Inc           COM           57772k101   2079      54,400   SH         SOLE         NONE      SOLE
Micron Technology Inc              COM           595112103   1884     184,500   SH         SOLE         NONE      SOLE
Microsoft Corp                     COM           594918104    822      33,100   SH         SOLE         NONE      SOLE
Motorola Inc                       COM           620076109    871      47,700   SH         SOLE         NONE      SOLE
Navteq Corp                        COM           63936L100   2212      59,500   SH         SOLE         NONE      SOLE
Newmont Mining Corp                COM           651639106    781      20,000   SH         SOLE         NONE      SOLE
News Corp                          CLA           65248E104    790      48,800   SH         SOLE         NONE      SOLE
Northern Tr Corp                   COM           665859104    242       5,300   SH         SOLE         NONE      SOLE
Openwave Sys Inc                   COM NEW       683718308    208      12,700   SH         SOLE         NONE      SOLE
Plug Power Inc                     COM           72919P103    426      62,200   SH         SOLE         NONE      SOLE
Price T Rowe Group Inc             COM           74144T108    776      12,400   SH         SOLE         NONE      SOLE
Providence Srvc Corp               COM           743815102    703      28,300   SH         SOLE         NONE      SOLE
Rollins Inc.                       COM           775711104    230      11,500   SH         SOLE         NONE      SOLE
Salem Communications Corp DE       COM CLA       794093104   1055      53,200   SH         SOLE         NONE      SOLE
Scientific Atlanta Inc             COM           808655104   1527      45,900   SH         SOLE         NONE      SOLE
SCR Pool Corp                      COM           784028102    214       6,100   SH         SOLE         NONE      SOLE
Seagate Technology                 COM SHS       G7945J104   2608     148,600   SH         SOLE         NONE      SOLE
Select Sector SPDR TR              SBI INT-FINL  81369Y605   2938      99,700   SH         SOLE         NONE      SOLE
Semiconductor Holdrs Tr            DEP RCPT      816636203    549      16,300   SH         SOLE         NONE      SOLE
Starbucks Corp                     COM           855244109    408       7,900   SH         SOLE         NONE      SOLE
Symantec Corp                      COM           871503108    835      38,400   SH         SOLE         NONE      SOLE
TCF Fin Corp                       COM           872275102    220       8,500   SH         SOLE         NONE      SOLE
Texas Capital Bancshares Inc       COM           88224Q107    197      10,000   SH         SOLE         NONE      SOLE
Time Warner                        COM           887317105   1858     111,200   SH         SOLE         NONE      SOLE
Trade Station Group Inc            COM           89267P105    285      33,200   SH         SOLE         NONE      SOLE
US Xpress Enterprises Inc          CLA           90338N103    372      31,200   SH         SOLE         NONE      SOLE
WebSide Story, Inc                 COM           947685103    358      24,400   SH         SOLE         NONE      SOLE
Webster Financial Corp             COM           947890109    233       5,000   SH         SOLE         NONE      SOLE
Xilinx Inc                         COM           983919101   1423      55,800   SH         SOLE         NONE      SOLE
Yahoo! Inc                         COM           984332106   1081      31,200   SH         SOLE         NONE      SOLE
Zumiez Inc                         COM           989817101   1166      40,000   SH         SOLE         NONE      SOLE



03409.0001 #586808